Note 6 - Revenues - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 585	$ 602
Unbilled	1,997	2,143
Billings	(2,004)	(2,160)
Balance	578	585
Balance	3,200
Billings	2,004	2,160
Balance	3,400	3,200
Deferred Membership Dues [Member]
Billings	(6,864)	(6,111)
Balance	3,196	3,153
Billings	6,864	6,111
Revenue recognized	(6,697)	(6,068)
Balance	3,363	3,196
Customer Advance Deposits [Member]
Billings	(1,953)	(917)
Balance	674	553
Billings	1,953	917
Revenue recognized	(1,832)	(796)
Balance	$ 795	$ 674